Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Redeemable common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable common stock, shares outstanding (in Shares)	400,000	400,000	400,000
Redeemable common stock, per share (in Dollars per share)	$ 15	$ 15	$ 15
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares (in Shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in Shares)	55,424,861	51,740,701	9,923,205
Common stock, shares outstanding (in Shares)	55,424,861	51,740,701	9,923,205
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in Shares)	0	0	500,000
Common stock, shares outstanding (in Shares)	0	0	500,000